UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Plaza 10, Suite 800, Jersey City, NJ       07311

(Address of principal executive offices)          (Zip code)

William Murphy
Unified Fund Services, Inc.

2960 N. Meridian, Ste 300

Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:      10/31

Date of reporting period:     01/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
January 31, 2010
(Unaudited)

Common Stocks - 97.57%	Shares	Value

Air Courier Services - 2.02%
FedEx Corp.	18,109	$ 1,418,840

Aircraft Engines & Engine Parts - 2.53%
United Technologies Corp.	26,430	1,783,496

Cigarettes - 1.36%
Philip Morris International, Inc.	21,017	956,484

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.22%
3M Co.	10,711	862,128

Crude Petroleum & Natural Gas - 22.33%
Anadarko Petroleum Corp.	53,955	3,441,250
Apache Corp.	33,315	3,290,523
Chesapeake Energy Corp.	140,205	3,474,280
Devon Energy Corp.	46,195	3,090,907
EnCana Corp.	30,100	920,759
Occidental Petroleum Corp.	19,050	1,492,377
		15,710,096

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.41%
Emerson Electric Co.	21,570	896,018
General Electric Co.	137,095	2,204,488
		3,100,506

Finance Services - 2.58%
American Express Co.	48,205	1,815,400

Food and Kindred Products - 5.44%
Altria Group, Inc.	192,925	3,831,490

Hospital & Medical Service Plans - 4.26%
Aetna, Inc.	44,670	1,338,760
UnitedHealth Group, Inc.	50,305	1,660,065
		2,998,825

Insurance Agents, Brokers & Service - 0.59%
Hartford Financial Services Group, Inc.	17,315	415,387

Metal Mining - 4.57%
BHP Billiton Ltd. (a)	46,340	3,214,606

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.62%
Eaton Corp.	30,080	1,842,099
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 97.57% - continued	Shares	Value

National Commercial Banks - 18.91%
Bank of America Corp.	192,872	$ 2,927,797
JPMorgan Chase & Co.	72,740	2,832,496
KeyCorp	108,415	778,420
PNC Financial Services Group, Inc.	40,279	2,232,665
U.S. Bancorp	35,665	894,478
Wells Fargo & Co.	128,091	3,641,627
		13,307,483

Petroleum Refining - 6.71%
Chevron Corp.	18,825	1,357,659
ConocoPhillips	56,835	2,728,080
Valero Energy Corp.	34,415	633,924
		4,719,663

Pharmaceutical Preparations - 5.38%
AstraZeneca plc (a)	21,450	997,210
Eli Lilly & Co.	14,505	510,576
Pfizer, Inc.	122,027	2,277,024
		3,784,810

Retail - Lumber & Other Building Materials - 2.81%
Lowe's Companies, Inc.	91,525	1,981,516

Retail - Miscellaneous Shopping Goods Store - 4.00%
Staples, Inc.	119,920	2,813,323

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.36%
Northrop Grumman Corp.	16,865	954,559

Services - Miscellaneous Amusement & Recreation - 0.96%
Walt Disney Co./The	22,810	674,036

State Commercial Banks - 1.77%
Fifth Third Bancorp	100,095	1,245,182

Water Transportation - 1.74%
Carnival Corp.	36,675	1,222,378

TOTAL COMMON STOCKS (Cost $62,182,986)		68,652,307

Exchange-Traded Funds - 1.81%

Financial Select Sector SPDR Fund	18,670	264,740
SPDR KBW Bank ETF	43,785	1,010,996

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,033,255)		1,275,736
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Money Market Securities - 1.44%	Shares	Value

Huntington Money Market Fund - Trust Shares, 0.01% (b)	1,014,844	$ 1,014,844

TOTAL MONEY MARKET SECURITIES (Cost $1,014,844)		1,014,844

TOTAL INVESTMENTS (Cost $64,231,085) - 100.82%		$ 70,942,887

Liabilities in excess of other assets - (0.82)%		(579,099)

TOTAL NET ASSETS - 100.00%		$ 70,363,788

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2010.

Tax Related
Unrealized appreciation	$ 6,885,930
Unrealized depreciation	(174,128)
Net unrealized appreciation	$ 6,711,802

Aggregate cost of securities for income tax purposes	$ 64,231,085
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
January 31, 2010
(Unaudited)

Common Stocks - 90.25%	Shares	Value

Agriculture Chemicals - 1.51%
Terra Industries, Inc.	370	$ 11,692

Biological Products (No Diagnostic Substances) - 1.25%
Biogen Idec, Inc. (a)	180	9,673

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 2.98%
Corn Products International, Inc.	405	11,510
H.J. Heinz Co.	265	11,562
		23,072

Cigarettes - 1.57%
Lorillard, Inc.	160	12,112

Crude Petroleum & Natural Gas - 6.09%
Chesapeake Energy Corp.	470	11,647
Cimarex Energy Co.	235	11,564
Newfield Exploration Co. (a)	280	13,703
Nexen, Inc.	465	10,202
		47,116

Dolls & Stuffed Toys - 1.17%
Mattel, Inc.	460	9,071

Drawing & Insulating of Nonferrous Wire - 1.51%
General Cable Corp. (a)	400	11,640

Drilling Oil & Gas Wells - 1.16%
Ensco International plc (b)	230	8,977

Electric & Other Services Combined - 3.22%
Ameren Corp.	435	11,114
Integrys Energy Group, Inc.	330	13,810
		24,924

Electric Lighting & Wiring Equipment - 1.59%
Hubbell, Inc. - Class B	285	12,272

Electric Services - 4.64%
American Electric Power Company, Inc.	375	12,994
PPL Corp.	385	11,354
Progress Energy, Inc.	295	11,496
		35,844

Fire, Marine & Casualty Insurance - 5.72%
Allstate Corp.	405	12,122
Axis Capital Holdings, Ltd.	345	9,936
HCC Insurance Holdings, Inc.	455	12,330
RenaissanceRe Holdings, Ltd.	181	9,807
		44,195
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 90.25% - continued	Shares	Value

Glass Containers - 1.32%
Owens-Illinois, Inc. (a)	375	$ 10,208

Gold and Silver Ores - 2.16%
Silver Wheaton Corp. (a)	640	8,806
Yamana Gold, Inc.	785	7,905
		16,711

Heating Equipment, Except Electric & Warm Air, & Plumbing Fixtures - 1.53%
Fortune Brands, Inc.	285	11,847

Heavy Construction Other Than Building Construction - Contractors - 1.09%
Fluor Corp.	185	8,388

Household Appliances - 1.36%
Whirlpool Corp.	140	10,525

Investment Advice - 2.89%
Ameriprise Financial, Inc.	315	12,046
Federated Investors, Inc. - Class B	405	10,279
		22,325

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 1.44%
VF Corp.	155	11,165

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 1.21%
Joy Global, Inc.	205	9,377

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.33%
Energizer Holdings, Inc. (a)	185	10,268

Miscellaneous Furniture & Fixtures - 1.84%
Kinetic Concepts, Inc. (a)	345	14,245

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.47%
Eaton Corp.	185	11,329

Miscellaneous Metal Ores - 1.31%
Cameco Corp.	375	10,151

National Commercial Banks - 2.87%
Comerica, Inc.	315	10,871
SunTrust Banks, Inc.	465	11,313
		22,184

Office Machines - 1.35%
Pitney Bowes, Inc.	500	10,460
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 90.25% - continued	Shares	Value

Ophthalmic Goods - 1.44%
Cooper Companies, Inc. / The	315	$ 11,126

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.42%
Zimmer Holdings, Inc. (a)	195	10,982

Pharmaceutical Preparations - 2.88%
Biovail Corp.	715	10,382
Forest Laboratories, Inc. (a)	400	11,856
		22,238

Radio & TV Broadcasting & Communications Equipment - 1.72%
L-3 Communications Holdings, Inc.	160	13,334

Railroads, Line-Haul Operating - 1.34%
Norfolk Southern Corp.	220	10,353

Retail - Computer & Computer Software Stores - 1.15%
GameStop Corp. - Class A (a)	450	8,897

Retail - Drug Stores and Proprietary Stores - 1.70%
Omnicare, Inc.	525	13,125

Retail - Eating Places - 1.17%
Burger King Holdings, Inc.	520	9,069

Retail - Family Clothing Stores - 1.52%
TJX Companies, Inc.	310	11,783

Retail - Radio TV & Consumer Electronics Stores - 1.45%
Best Buy Co., Inc.	305	11,178

Savings Institutions, Not Federally Chartered - 1.47%
Hudson City Bancorp, Inc.	855	11,346

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.32%
Northrop Grumman Corp.	180	10,188

Semiconductors & Related Devices - 1.42%
Xilinx, Inc.	465	10,965

Services - Business Services - 1.25%
Western Union Co.	520	9,641

Services - Computer Processing & Data Preparation - 1.28%
Fiserv, Inc. (a)	220	9,909
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 90.25% - continued	Shares	Value

Services - Prepackaged Software - 2.75%
Check Point Software Technologies, Ltd. (a)	355	$ 11,353
Symantec Corp. (a)	585	9,916
		21,269

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.16%
Nucor Corp.	220	8,976

Telephone Communications (No Radiotelephone) - 1.41%
Windstream Corp.	1,055	10,877

Water Transportation - 1.51%
Tidewater, Inc.	250	11,705

Wholesale - Drugs Proprietaries & Druggists' Sundries - 1.45%
Cardinal Health, Inc.	340	11,244

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 2.80%
Anixter International, Inc. (a)	245	10,212
Arrow Electronics, Inc. (a)	435	11,427
		21,639

Wholesale - Groceries & Related Products - 1.06%
SUPERVALU, Inc.	555	8,164

TOTAL COMMON STOCKS (Cost $710,380)		697,779

Real Estate Investment Trusts - 3.97%

Annaly Capital Management, Inc.	530	9,211
Hospitality Properties Trust	525	11,613
Senior Housing Properties Trust	475	9,904

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,523)		30,728

Escrow Rights - 0.00%

Southern Energy Escrow Rights (c)	15,000	-

TOTAL ESCROW RIGHTS (Cost $0)		-

Money Market Securities - 1.78%

Huntington Money Market Fund - Trust Shares, 0.01% (d)	13,750	13,750

TOTAL MONEY MARKET SECURITIES (Cost $13,750)		13,750

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Value

TOTAL INVESTMENTS (Cost $747,653) - 96.00%		$ 742,257

Other assets less liabilities - 4.00%		30,905

TOTAL NET ASSETS - 100.00%		$ 773,162

(a) Non-income producing.
(b) American Depositary Receipt.

(c) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights,

therefore these are considered to be illiquid and are valued according to fair value procedures approved by the Trust.

(d) Variable rate security; the money market rate shown represents the rate at January 31, 2010.

Tax Related
Unrealized appreciation	$ 84,541
Unrealized depreciation	(89,937)
Net unrealized depreciation	$ (5,396)

Aggregate cost of securities for income tax purposes	$ 747,653
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
January 31, 2010
(Unaudited)

Common Stocks - 87.76%	Shares	Value

Agriculture Chemicals - 0.99%
Scotts Miracle-Gro Co. - Class A	25,850	$ 1,026,245

Arrangement of Transportation of Freight & Cargo - 0.93%
Brink's Co. / The	41,025	959,165

Canned Fruits, Vegetables, Preserves, Jams & Jellies - 0.97%
Del Monte Foods Co.	88,200	1,003,716

Cigarettes - 0.97%
Vector Group, Ltd.	71,836	1,004,986

Computer & Office Equipment - 0.96%
Lexmark International, Inc. - Class A (a)	38,200	985,178

Concrete Gypsum Plaster Products - 0.54%
Ameron International Corp.	8,142	562,042

Crude Petroleum & Natural Gas - 3.46%
Contango Oil & Gas Co. (a)	20,275	988,406
Forest Oil Corp. (a)	39,025	941,283
St. Mary Land & Exploration Co.	28,425	910,737
W&T Offshore, Inc.	82,098	731,493
		3,571,919

Deep Sea Foreign Transportation of Freight - 0.85%
Diana Shipping, Inc. (a)	66,475	881,459

Drawing & Insulating of Nonferrous Wire - 0.95%
General Cable Corp. (a)	33,575	977,032

Drilling Oil & Gas Wells - 0.89%
Atwood Oceanics, Inc. (a)	27,300	915,096

Electric & Other Services Combined - 2.81%
ALLETE, Inc.	30,775	963,258
Integrys Energy Group, Inc.	23,825	997,076
NV Energy, Inc.	81,825	942,624
		2,902,958

Electric Housewares & Fans - 0.95%
Helen of Troy, Ltd. (a)	41,650	981,690

Electric Services - 1.90%
IDACORP, Inc.	31,375	983,606
TECO Energy, Inc.	62,400	971,568
		1,955,174

Electrical Work - 0.85%
EMCOR Group, Inc. (a)	36,550	879,393
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 87.76% - continued	Shares	Value

Finance Services - 0.95%
Apollo Investment Corp.	95,450	$ 983,135

Fire, Marine & Casualty Insurance - 5.68%
Allied World Assurance Company Holdings, Ltd.	22,025	985,839
Argo Group International Holdings, Ltd. (a)	34,368	919,000
Aspen Insurance Holdings, Ltd.	39,650	1,055,880
Endurance Specialty Holdings, Ltd.	27,175	978,843
Hanover Insurance Group, Inc.	22,875	970,358
Platinum Underwriters Holdings, Ltd.	26,250	951,825
		5,861,745

Footwear (No Rubber) - 0.95%
Wolverine World Wide, Inc.	37,175	983,279

Functions Related To Depository Banking - 0.91%
Net 1 UEPS Technologies, Inc. (a)	52,418	937,234

Games, Toys & Children's Vehicles - 0.87%
JAKKS Pacific, Inc. (a)	81,225	893,475

Gas & Other Services Combined - 0.92%
Vectren Corp.	40,775	949,242

General Building Contractors - Nonresidential Buildings - 0.91%
Tutor Perini Corp. (a)	49,484	943,165

General Industrial Machinery & Equipment - 1.62%
Gardner Denver, Inc.	23,650	942,453
RINO International Corp. (a)	35,959	724,574
		1,667,027

Gold and Silver Ores - 1.60%
Gammon Gold, Inc. (a)	90,325	779,505
Pan American Silver Corp. (a)	41,225	873,558
		1,653,063

Grain Mill Products - 1.97%
Corn Products International, Inc.	34,175	971,253
Ralcorp Holdings, Inc. (a)	17,125	1,058,325
		2,029,578

Hospital & Medical Service Plans - 0.95%
Healthspring, Inc. (a)	56,650	985,143

In Vitro & In Vivo Diagnostic Substances - 0.94%
Inverness Medical Innovations, Inc. (a)	24,125	973,926

Industrial Instruments For Measurement, Display, and Control - 0.90%
Esterline Technologies Corp. (a)	24,650	930,784
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 87.76% - continued	Shares	Value

Laboratory Analytical Instruments - 1.89%
Mettler-Toledo International, Inc. (a)	9,600	$ 935,712
PerkinElmer, Inc.	50,175	1,010,524
		1,946,236

Life Insurance - 0.98%
Protective Life Corp.	59,808	1,007,765

Metal Mining - 0.94%
Thompson Creek Metals Co., Inc. (a)	83,500	968,600

Miscellaneous Fabricated Metal Products - 0.93%
Barnes Group, Inc.	59,525	954,781

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.95%
Curtiss-Wright Corp.	32,225	984,796

Motors & Generators - 0.88%
Regal-Beloit Corp.	19,250	912,450

National Commercial Banks - 0.99%
FirstMerit Corp.	49,624	1,016,796

Oil & Gas Field Services - 1.80%
Cal Dive International, Inc. (a)	131,175	923,472
Superior Energy Services, Inc. (a)	40,775	936,602
		1,860,074

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.88%
RPM International, Inc.	48,575	908,353

Petroleum Refining - 0.85%
Tesoro Corp.	69,849	873,113

Printed Circuit Boards - 1.71%
Jabil Circuit, Inc.	57,375	830,790
Park Electrochemical Corp.	35,592	934,290
		1,765,080

Radio & TV Broadcasting & Communications Equipment - 0.98%
CommScope, Inc. (a)	37,050	1,008,130

Railroads, Line-Haul Operating - 0.88%
Genesee & Wyoming, Inc. - Class A (a)	30,775	906,939

Retail - Apparel & Accessory Stores - 0.92%
Hanesbrands, Inc. (a)	41,250	947,513

Retail - Eating Places - 0.98%
Brinker International, Inc.	61,950	1,011,024
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 87.76% - continued	Shares	Value

Retail - Grocery Stores - 1.06%
Ruddick Corp.	38,425	$ 1,089,349

Retail - Miscellaneous Retail - 1.05%
Cash America International, Inc.	28,792	1,082,291

Retail - Radio TV & Consumer Electronics Stores - 0.96%
RadioShack Corp.	50,664	988,961

Savings Institution, Federally Chartered - 0.94%
Washington Federal, Inc.	51,750	965,138

Secondary Smelting & Refining of Nonferrous Metals - 0.99%
OM Group, Inc. (a)	31,375	1,023,452

Security Brokers, Dealers & Flotation Companies - 3.03%
Investment Technology Group, Inc. (a)	50,750	1,040,375
Raymond James Financial, Inc.	42,300	1,070,613
Waddell & Reed Financial, Inc. - Class A	32,525	1,019,008
		3,129,996

Semiconductors & Related Devices - 0.81%
Microsemi Corp. (a)	55,925	835,520

Services - Auto Rental & Leasing (No Drivers) - 0.86%
Ryder System, Inc.	24,250	882,700

Services - Computer Integrated Systems - 1.87%
CACI International, Inc. - Class A (a)	20,525	984,584
Jack Henry & Associates, Inc.	43,075	945,927
		1,930,511

Services - Computer Programming Services - 0.78%
Synaptics, Inc. (a)	31,875	806,756

Services - General Medical & Surgical Hospitals - 0.89%
LifePoint Hospitals, Inc. (a)	30,520	914,990

Services - Help Supply Services - 1.02%
Kelly Services, Inc. - Class A (a)	80,200	1,052,224

Services - Home Health Care Services - 0.96%
Amedisys, Inc. (a)	18,075	993,221

Services - Hospitals - 0.94%
MEDNAX, Inc. (a)	17,075	970,884

Services - Membership Sports & Recration Clubs - 0.92%
Life Time Fitness, Inc. (a)	39,700	950,815

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 87.76% - continued	Shares	Value

Services - Offices & Clinics of Doctors of Medicine - 0.93%
AmSurg Corp. (a)	45,475	$ 959,977

Services - Personal Services - 0.98%
Regis Corp.	63,550	1,012,352

Services - Prepackaged Software - 1.92%
DST Systems, Inc. (a)	22,825	1,034,657
Sybase, Inc. (a)	23,150	941,511
		1,976,168

Services - Racing, Including Track Operation - 0.87%
International Speedway Corp. - Class A	34,800	894,708

State Commercial Banks - 0.95%
Bank of Hawaii Corp.	21,525	978,957

Surgical & Medical Instruments & Apparatus - 1.02%
Teleflex, Inc.	18,400	1,051,744

Telephone & Telegraph Apparatus - 0.99%
Plantronics, Inc.	38,475	1,016,509

Telephone Communications (No Radiotelephone) - 0.95%
Iowa Telecommunications Services, Inc.	59,800	978,328

Transportation Services - 0.90%
GATX Corp.	35,300	925,566

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 1.10%
Central European Distribution Corp. (CEDC) (a)	35,275	1,130,564

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.72%
Anixter International, Inc. (a)	21,575	899,246
EnerSys (a)	44,725	871,690
		1,770,936

Wholesale - Farm Product Raw Materials - 0.94%
Universal Corp.	21,450	973,615

Wholesale - Groceries & Related Products - 0.90%
Nash Finch Co.	26,850	926,325

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.90%
Owens & Minor, Inc.	23,225	931,090

Wholesale - Metals Service Centers & Offices - 0.89%
Reliance Steel & Aluminum Co.	22,425	913,595
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 87.76% - continued	Shares	Value

Wholesale - Miscellaneous Nondurable Goods - 0.97%
Jarden Corp.	32,675	$ 995,934

TOTAL COMMON STOCKS (Cost $80,717,817)		90,521,675

Real Estate Investment Trusts - 4.66%

Alexandria Real Estate Equities, Inc.	15,975	954,187
Anworth Mortgage Asset Corp.	145,375	1,003,087
CBL & Associates Properties, Inc.	98,900	989,000
Hospitality Properties Trust	42,800	946,736
HRPT Properties Trust	137,350	916,125

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,069,824)		4,809,135

Money Market Securities - 8.35%

Huntington Money Market Fund - Trust Shares, 0.01% (b)	8,610,201	8,610,201

TOTAL MONEY MARKET SECURITIES (Cost $8,610,201)		8,610,201

TOTAL INVESTMENTS (Cost $93,397,842) - 100.77%		$103,941,011

Liabilities in excess of cash and other assets - (0.77)%		(789,441)

TOTAL NET ASSETS - 100.00%		$103,151,570

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2010.

Tax Related
Unrealized appreciation	$ 14,306,619
Unrealized depreciation	(3,763,450)
Net unrealized appreciation	$ 10,543,169

Aggregate cost of securities for income tax purposes	$ 93,397,842
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments
January 31, 2010
(Unaudited)

Common Stocks - 98.11%	Shares	Value

Accident & Health Insurance - 2.93%
Aflac, Inc.	1,554	$ 75,260
Principal Financial Group, Inc.	3,056	70,441
Unum Group	3,760	73,583
		219,284

Biological Products (No Diagnostic Substances) - 1.11%
Amgen, Inc. (a)	1,415	82,749

Cigarettes - 2.08%
Altria Group, Inc.	3,890	77,255
Reynolds American, Inc.	1,476	78,523
		155,778

Cogeneration Services & Small Power Producers - 0.96%
AES Corp. (a)	5,682	71,764

Commercial Banks - 3.64%
Banco Santander SA (b)	4,669	65,740
Canadian Imperial Bank of Commerce	1,221	73,114
National Bank of Greece S.A. (b)	13,948	62,208
United Overseas Bank, Ltd. (b)	2,755	71,272
		272,334

Communication Services - 1.02%
Telecom Italia S.p.A. (b)	5,144	76,543

Crude Petroleum & Natural Gas - 4.73%
Chesapeake Energy Corp.	2,814	69,731
Ecopetrol SA (b)	304	7,405
EnCana Corp.	2,286	69,929
Eni S.p.A. (b)	1,501	69,827
Talisman Energy, Inc.	4,098	67,904
Total SA (b)	1,196	68,878
		353,674

Drilling Oil & Gas Wells - 2.88%
Diamond Offshore Drilling, Inc.	756	69,197
Noble Corp.	1,806	72,818
Transocean, Ltd. (a)	868	73,554
		215,569

Electric & Other Services Combined - 1.96%
Exelon Corp.	1,613	73,585
Public Service Enterprise Group, Inc.	2,385	72,957
		146,542

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 98.11% - continued	Shares	Value

Electric Services - 10.09%
American Electric Power Co., Inc. (AEP)	2,190	$ 75,884
Constellation Energy Group, Inc.	2,293	74,018
Dominion Resources, Inc.	2,014	75,445
DTE Energy Co.	1,800	75,672
Edison International	2,241	74,670
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (b)	1,441	73,419
Enersis S.A. (b)	3,332	76,503
FirstEnergy Corp.	1,691	73,761
FPL Group, Inc.	1,545	75,334
Progress Energy, Inc.	2,035	79,304
		754,010

Finance Services - 0.97%
DBS Group Holdings Ltd. (b)	1,781	72,754

Fire, Marine & Casualty Insurance - 6.21%
ACE, Ltd.	1,641	80,852
Allstate Corp.	2,525	75,573
Chubb Corp.	1,602	80,100
Fairfax Financial Holdings, Ltd.	205	69,427
Progressive Corp.	4,566	75,704
Travelers Companies, Inc. / The	1,623	82,237
		463,893

Food & Kindred Products - 1.06%
Sara Lee Corp.	6,540	79,396

Gas & Other Services Combined - 0.98%
Sempra Energy	1,444	73,283

Guided Missiles & Space Vehicles & Parts - 1.03%
Lockheed Martin Corp.	1,037	77,277

Heavy Contruction Other Than Building Construction - Contractors - 1.94%
Fluor Corp.	1,577	71,501
Technip SA (b)	1,068	73,628
		145,129

Hospital & Medical Service Plans - 5.13%
Aetna, Inc.	2,407	72,138
CIGNA Corp.	2,109	71,221
Humana, Inc. (a)	1,715	83,383
UnitedHealth Group, Inc.	2,394	79,002
WellPoint, Inc. (a)	1,225	78,057
		383,801

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 98.11% - continued	Shares	Value

Household & Chemical Products - 1.06%
Kao Corp. (b)	3,284	$ 78,849

Insurance Agents Brokers & Services - 1.08%
Aon Corp.	2,071	80,562

Malt Beverages - 0.98%
Molson Coors Brewing Co. - Class B	1,751	73,542

Natural Gas Transmission - 1.99%
Gazprom (b)	3,077	74,463
El Paso Corp.	7,317	74,268
		148,731

Oil & Gas Field Machinery & Equipment - 0.93%
National-Oilwell Varco, Inc.	1,689	69,080

Oil, Gas Field Services - 1.94%
LUKOIL (b)	1,344	73,786
MOL Hungarian Oil and Gas Nyrt. (a) (b)	1,538	70,979
		144,765

Petroleum Refining - 1.92%
China Petroleum & Chemical Corp. (Sinopec) (b)	919	71,397
Marathon Oil Corp.	2,410	71,842
		143,239

Pharmaceutical Preparations - 6.18%
AstraZeneca PLC (b)	1,675	77,871
Eli Lilly and Co.	2,221	78,179
Forest Laboratories, Inc. (a)	2,510	74,396
Merck & Co., Inc.	2,164	82,622
Pfizer, Inc.	4,185	78,092
Sanofi-Aventis (b)	1,929	71,007
		462,167

Radio & TV Broadcasting & Communications Equipment - 0.99%
L-3 Communications Holdings, Inc.	889	74,089

Radio Telephone Communications - 5.93%
Hellenic Telecommunications Organization SA (OTE) (b)	10,181	70,045
Portugal Telecom, SGPS, S.A. (b)	6,552	66,896
SK Telecom Co., Ltd. (b)	4,618	80,030
Telefonos de Mexico SAB de CV (Telmex) (b)	4,782	77,229
Telus Corp.	2,470	73,779
Vodafone Group Plc (b)	3,520	75,539
		443,518
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 98.11% - continued	Shares	Value

Retail - Auto & Home Supply Stores - 1.06%
AutoZone, Inc. (a)	513	$ 79,530

Retail - Grocery Stores - 3.27%
Delhaize Group (b)	1,007	78,224
Kroger Co.	3,874	83,020
Safeway, Inc.	3,700	83,065
		244,309

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.10%
Garmin, Ltd.	2,352	75,993
Northrop Grumman Corp.	1,371	77,599
Raytheon Co.	1,487	77,963
		231,555

Services - Computer Integrated Systems Design - 0.96%
Computer Sciences Corp. (a)	1,401	71,871

Services - Educational Services - 1.08%
Apollo Group, Inc. - Class A (a)	1,328	80,464

Services - Miscellaneous Business Services - 0.99%
Keppel Corp. Ltd. (b)	6,225	74,078

Services - Prepackaged Software - 0.97%
Symantec Corp. (a)	4,292	72,749

Ship & Boat Building & Repairing - 1.01%
General Dynamics Corp.	1,126	75,273

State Commercial Banks - 1.02%
State Street Corp.	1,776	76,155

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.92%
Companhia Siderurgica Nacional S.A. (CSN) (b)	2,369	68,985

Telephone Communications (No Radio Telephone) - 9.95%
BCE, Inc.	2,943	75,782
CenturyTel, Inc.	2,239	76,148
France Telecom SA (b)	3,098	71,440
Nippon Telegraph and Telephone Corp. (NTT) (b)	3,811	80,412
Qwest Communications International, Inc.	17,337	72,989
Singapore Telemmunications, Ltd. (b)	3,682	77,690
Swisscom AG (b)	2,061	74,608
Telefonica S.A. (b)	981	70,240
Telesp - Telecomunicacoes de Sao Paulo S.A. (b)	3,202	71,661
Verizon Communications, Inc.	2,472	72,726
		743,696
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 98.11% - continued	Shares	Value

Universal Banks - 0.97%
Erste Group Bank AG (b)	3,817	$ 72,561

Wholesale - Drugs Proprietaries & Druggists' Sundries - 1.09%
Cardinal Health, Inc.	2,461	81,385

TOTAL COMMON STOCKS (Cost $7,044,575)		7,334,933

Real Estate Investment Trusts - 1.06%

Annaly Capital Management, Inc.	4,569	79,409

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $67,828)		79,409

Money Market Securities - 0.50%

Huntington Money Market Fund - Trust Shares, 0.01% (c)	37,196	37,196

TOTAL MONEY MARKET SECURITIES (Cost $37,196)		37,196

TOTAL INVESTMENTS (Cost $7,149,599) - 99.67%		$ 7,451,538

Other assets less liabilities - 0.33%		24,953

TOTAL NET ASSETS - 100.00%		$ 7,476,491

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at January 31, 2010.

Tax Related
Unrealized appreciation	$ 484,939
Unrealized depreciation	(183,000)
Net unrealized appreciation	$ 301,939

Aggregate cost of securities for income tax purposes	$ 7,149,599
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Austria	0.97%
Belgium	1.05%
Brazil	1.88%
Canada	5.75%
Cayman Islands	1.02%
Chile	2.01%
China	0.96%
Colombia	0.10%
France	3.81%
Greece	1.77%
Hungary	0.95%
Japan	2.13%
Italy	1.96%
Mexico	1.03%
Portugal	0.89%
Russia	1.98%
Singapore	3.96%
South Korea	1.07%
Spain	1.82%
Switzerland	4.04%
United Kingdom	2.05%
United States	57.97%
Total	99.17%
Other assets (including money market)	0.83%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments
January 31, 2010
(Unaudited)

Common Stocks - 102.05%	Shares	Value

Agriculture Chemicals - 1.99%
Agrium, Inc.	59	$ 3,325

Beverages - 1.93%
Diageo plc (a)	48	3,225

Bottled & Canned Soft Drinks, Carbonated Waters - 1.74%
Coca-Cola Femsa, S.A.B. de C.V. (a)	47	2,910

Chemicals & Allied Products - 1.46%
BASF SE (a)	43	2,440

Commercial Banks - 11.03%
Banco Bilbao Vizcaya Argentaria, S.A. (a)	218	3,311
Banco Santander SA (a)	254	3,576
Bank of Montreal	54	2,630
Barclays PLC (a)	156	2,669
Deutsche Bank AG (b)	52	3,170
KB Financial Group, Inc. (a)	72	3,077
		18,433

Construction Special Trade Contractors - 1.81%
Chicago Bridge & Iron Co. N.V. (c) (d)	149	3,023

Crude Petroleum & Natural Gas - 10.81%
EnCana Corp.	49	1,499
Eni S.p.A. (a)	62	2,884
Nexen, Inc.	151	3,313
Royal Dutch Shell PLC (a)	73	4,044
Sasol (a)	67	2,452
Total SA (a)	67	3,859
		18,051

Deep Sea Foreign Transportation of Freight - 3.50%
Seaspan Corp.	383	3,968
Ship Finance International, Ltd.	130	1,881
		5,849

Drilling Oil & Gas Wells - 1.47%
Ensco International plc (a)	63	2,459

Electric, Gas & Sanitary Services - 1.95%
E. ON AG (a)	89	3,260

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.71%
Siemens AG (a)	32	2,852
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 102.05% - continued	Shares	Value

Food & Kindred Products - 2.19%
Unilever PLC (a)	120	$ 3,662

Functions Related to Depository Banking - 1.78%
Net 1 UEPS Technologies, Inc. (b)	166	2,968

Gold & Silver Ores - 5.73%
AngloGold Ashanti, Ltd. (a)	49	1,749
Barrick Gold Corp.	74	2,577
Silver Wheaton Corp. (c)	200	2,752
Yamana Gold, Inc.	248	2,497
		9,575

Insurance Agents, Brokers & Services - 4.06%
Allianz SE (a)	339	3,709
Willis Group Holdings PLC	117	3,069
		6,778

Life Insurance - 3.90%
ING Groep N.V. (a) (c)	410	3,854
Sun Life Financial, Inc.	91	2,662
		6,516

Metal Mining - 1.04%
BHP Billiton, Ltd. (a)	25	1,734

Oil, Gas Field Services - 1.71%
LUKOIL (a)	52	2,855

Ophthalmic Goods - 2.05%
Alcon, Inc.	22	3,426

Petroleum Refining - 4.21%
BP plc (a)	68	3,816
Statoil ASA (a)	144	3,220
		7,036

Pharmaceutical Preparations - 6.42%
AstraZeneca PLC (a)	84	3,905
GlaxoSmithKline plc (a)	87	3,394
Sanofi-Aventis (a)	93	3,423
		10,722

Radio Telephone Communications - 4.67%
SK Telecom Co., Ltd. (a)	243	4,211
Vodafone Group Plc (a)	167	3,584
		7,795
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 102.05% - continued	Shares	Value

Radio & TV Broadcasting & Communications Equipment - 1.97%
Nokia Corp. (a)	240	$ 3,286

Retail - Grocery Stores - 1.91%
Delhaize Group (a)	41	3,185

Savings Institution, Federally Chartered - 2.40%
HSBC Holdings plc (a)	75	4,013

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.38%
BAE Systems plc (a)	177	3,983

Security Brokers, Dealers & Flotation Companies - 3.06%
Nomura Holdings, Inc. (a)	684	5,116

Services - Prepackaged Software - 2.01%
China Digital TV Holding Co., Ltd. (a) (c)	530	3,360

Surgical & Medical Instruments & Apparatus - 3.81%
China Medical Technologies, Inc. (a)	251	3,281
Covidien Plc	61	3,084
		6,365

Switchgear & Switchboard Apparatus - 1.66%
ABB, Ltd. (a)	154	2,777

Tobacco - 2.59%
British American Tobacco plc (a)	65	4,325

Water Supply - 0.98%
Companhia de Saneamento Basico do Estado de Sao Paulo (a)	48	1,634

Water Transportation - 2.12%
Carnival plc (a)	99	3,541

TOTAL COMMON STOCKS (Cost $164,204)		170,479

Money Market Securities - 0.31%

Huntington U.S. Treasury Money Market Fund - Trust Shares, 0.01% (e)	524	524

TOTAL MONEY MARKET SECURITIES (Cost $524)		524

TOTAL INVESTMENTS (Cost $164,728) - 102.36%		$ 171,003

Liabilities in excess of other assets - (2.36)%		(3,947)

TOTAL NET ASSETS - 100.00%		$ 167,056
*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

(a) American Depositary Receipt.
(b) Global Registered Shares.
(c) Non-income producing.
(d) New York Registry.
(e) Variable rate security; the money market rate shown represents the rate at January 31, 2010.

Tax Related
Unrealized appreciation	$ 10,525
Unrealized depreciation	(4,250)
Net unrealized appreciation	$ 6,275

Aggregate cost of securities for income tax purposes	$ 164,728

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Australia	1.04%
Belgium	1.91%
Bermuda	1.13%
Brazil	0.98%
Canada	12.72%
Cayman Islands	3.98%
Finland	1.97%
France	4.36%
Germany	9.24%
Japan	3.06%
Ireland	1.85%
Italy	1.73%
Marshall Island	2.36%
Mexico	1.74%
Netherlands	6.54%
Norway	1.93%
Russia	1.71%
South Africa	2.51%
South Korea	4.36%
Spain	4.12%
Switzerland	3.71%
United Kingdom	27.32%
United States	1.78%
Total	102.05%
Liabilities in excess of other assets (including money market)	(2.05)%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds

Notes to the Schedule of Investments

January 31, 2010

(Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, Global Registered securities, New York Registry securities, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities. The rights owned by the Mid Cap Value Fund were valued with considerations that no market exists for the rights and any future payments are not guaranteed.

Dreman Contrarian Funds

Notes to the Schedule of Investments - continued

January 31, 2010

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Futures contracts that the Funds invest in are generally traded over-the-counter. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and will generally be categorized as Level 2 securities.

Fixed income securities are generally valued using market quotations in an active market, and will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used to value the Large Cap Value Fund’s investments as of January 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$64,440,491	$-	$-	$64,440,491

American Depositary Receipts*	4,211,816	-	-	4,211,816

Exchange-Traded Funds	1,275,736	-	-	1,275,736

Money Market Securities	1,014,844	-	-	1,014,844

Total	$70,942,887	$-	$-	$70,942,887

*Refer to the Schedule of Investments for industry classifications.

Dreman Contrarian Funds

Notes to the Schedule of Investments - continued

January 31, 2010

(Unaudited)

The following is a summary of the inputs used to value the Mid Cap Value Fund’s investments as of January 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$688,802	$-	$-	$688,802

American Depositary Receipts*	8,977	-	-	8,977

Real Estate Investment Trusts	30,728	-	-	30,728

Rights	-	-	-	-
Money Market Securities	13,750	-	-	13,750

Total	$742,257	$-	$-	$742,257

*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Small Cap Value Fund’s investments as of January 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$90,521,675	$-	$-	$90,521,675

Real Estate Investment Trusts	4,809,135	-	-	4,809,135

Money Market Securities	8,610,201	-	-	8,610,201

Total	$103,941,011	$-	$-	$103,941,011

*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Market Over-Reaction Fund’s investments as of January 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$4,988,766	$-	$-	$4,988,766

American Depositary Receipts*	2,346,167	-	-	2,346,167

Real Estate Investment Trusts	79,409	-	-	79,409
Money Market Securities	37,196	-	-	37,196

Total	$7,451,538	$-	$-	$7,451,538

*Refer to the Schedule of Investments for industry classifications.

Dreman Contrarian Funds

Notes to the Schedule of Investments - continued

January 31, 2010

(Unaudited)

The following is a summary of the inputs used to value the International Value Fund’s investments as of January 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$39,651	$-	$-	$39,651

American Depositary Receipts*	124,635	-	-	124,635

Global Registered Shares*	3,170	-	-	3,170

New York Registry Shares*	3,023	-	-	3,023
Money Market Securities	524	-	-	524

Total	$171,003	$-	$-	$171,003

*Refer to the Schedule of Investments for industry classifications.

The Large Cap Value, Small Cap Value, Market Over-Reaction, and International Value Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Mid Cap Value Fund held an escrow right which was valued at $0.00 for the period ended January 31, 2010, therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dreman Contrarian Funds

By
*/s/ John Swhear
John Swhear, Acting Chief Executive Officer

Date: 3/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*/s/ John Swhear
John Swhear, Acting Chief Executive Officer

Date: 3/22/2010

By
*/s/ William Murphy
William Murphy, Treasurer and Chief Financial Officer

Date: 3/22/2010